Schedule of Investments June 30, 2019 (unaudited)

Tortoise Tax-Advantaged Social Infrastructure Fund

	Principal Amount	Fair Value
Municipal Bonds - 59.9%(1)
Arizona - 6.5%(1)
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,528,991
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026(2)	5,590,000	5,648,416
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026(2)	800,000	807,712
		11,985,119
Florida - 13.2%(1)
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
8.250%, 11/15/2025(2)	8,425,000	8,617,174
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
8.500%, 11/15/2025(2)	485,000	495,820
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
8.250%, 11/15/2025(2)	8,250,000	8,438,183
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
8.500%, 11/15/2025(2)	550,000	560,230
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
8.500%, 7/1/2049(2)	6,045,000	6,053,100
		24,164,507
Massachusetts - 0.2%(1)
Massachusetts Development Finance Agency
(Obligor: President & Fellows of Harvard College)
5.000%, 10/15/2040	340,000	356,211
Pennsylvania - 13.4%(1)
Philadelphia Authority for Industrial Development
(Obligor: MaST Community Charter School)
6.500%, 06/15/2054(2)	24,405,000	24,568,025
Texas - 2.8%(1)
New Hope Cultural Education Facilities Finance Corp
(Obligor: Bridgemoor)
10.000%, 12/01/2053(2)	5,000,000	5,039,350
Virginia - 0.2%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	300,765

Wisconsin - 23.6%(1)
Public Finance Authority
(Obligor: Roseville Senior Living)
12.000%, 03/01/2026(2)	6,255,000	6,322,617
Public Finance Authority
(Obligor: Alleghany House - Series A)
12.500%, 01/01/2029(2)	1,210,000	1,210,254
Public Finance Authority
(Obligor: Alleghany House - Series B)
12.500%, 01/01/2029(2)	45,000	45,009
Public Finance Authority
(Obligor: Brookside Glen - Series A)
9.500%, 10/01/2028(2)	4,200,000	4,126,500
Public Finance Authority
(Obligor: Brookside Glen - Series B)
12.500%, 10/01/2028(2)	95,000	93,337
Public Finance Authority
(Obligor: Gardens of Montgomery - Series A)
0.000%, 01/01/2029(2)(3)	1,610,000	1,586,124
Public Finance Authority
(Obligor: Gardens of Montgomery - Series B)
0.000%, 01/01/2029(2)(3)	29,000	28,570
Public Finance Authority
(Obligor: Gardens of Rome - Series C)
10.000%, 01/01/2024(2)	1,630,000	1,633,064
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
10.000%, 01/01/2024(2)	70,000	70,131
Public Finance Authority
(Obligor: Gardens of Savannah - Series C)
10.000%, 01/01/2024(2)	1,065,000	1,067,002
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
10.000%, 01/01/2024(2)	80,000	80,150
Public Finance Authority
(Obligor: Gardens of Social Circle - Series C)
10.000%, 01/01/2024(2)	2,030,000	2,033,816
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
10.000%, 01/01/2024(2)	65,000	65,158
Public Finance Authority
(Obligor: Gardens of Waterford - Series C)
10.000%, 01/01/2024(2)	1,185,000	1,187,228
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
10.000%, 01/01/2024(2)	75,000	75,141
Public Finance Authority
(Obligor: Greenville - Series A)
9.500%, 10/01/2028(2)	4,600,000	4,427,500
Public Finance Authority
(Obligor: Greenville - Series B)
12.500%, 10/01/2028(2)	90,000	86,625
Public Finance Authority
(Obligor: Reidsville House - Series B)
12.500%, 01/01/2029(2)	55,000	55,012
Public Finance Authority
(Obligor: Lake Lure - Series A)
12.500%, 01/01/2029(2)	2,260,000	2,260,475
Public Finance Authority
(Obligor: Lake Lure - Series B)
12.500%, 01/01/2029(2)	55,000	55,012
Public Finance Authority
(Obligor: Lakeview Village - Series B)
12.500%, 01/01/2022(2)	50,000	49,927

Public Finance Authority
(Obligor: Landings of Columbus - Series C)
10.000%, 01/01/2024(2)	1,055,000	1,057,564
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
10.000%, 01/01/2024(2)	80,000	80,150
Public Finance Authority
(Obligor: Landings of Gainsville - Series C)
10.000%, 01/01/2024(2)	1,020,000	1,021,918
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
10.000%, 01/01/2024(2)	80,000	80,150
Public Finance Authority
(Obligor: Landings of Douglas - Series C)
10.000%, 01/01/2024(2)	1,255,000	1,257,359
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
10.000%, 01/01/2024(2)	75,000	75,141
Public Finance Authority
(Obligor: Landings of Montgomery - Series C)
10.000%, 01/01/2029(2)	1,955,000	1,962,507
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
10.000%, 01/01/2029(2)	65,000	65,248
Public Finance Authority
(Obligor: Reidsville House - Series A)
12.500%, 01/01/2029(2)	1,860,000	1,860,391
Public Finance Authority
(Obligor: Senters Memory Care - Series A)
8.500%, 01/01/2029(2)	4,040,000	3,350,493
Public Finance Authority
(Obligor: Senters Memory Care - Series B)
8.500%, 01/01/2029(2)	105,000	87,238
Public Finance Authority
(Obligor: Windsor House - Series A)
9.500%, 10/01/2028(2)	6,335,000	5,717,337
Public Finance Authority
(Obligor: Windsor House - Series B)
12.500%, 10/01/2028(2)	60,000	54,150
		43,228,298

Total Municipal Bonds (Cost $109,642,162)		109,642,275

Short Term Investments - 39.1%(1)
Arizona - 1.1%(1)
Arizona Health Facilities Authority
(Obligor: Dignity Health Oblig Group)
Weekly VRDN and Put, 1.950%, 7/01/2035(4)	2,000,000	2,000,000
California - 0.4%(1)
California Statewide Communities Development Authority
(Obligor: Kaiser Credit Group)
Weekly VRDN and Put, 1.530%, 04/01/2046(4)	670,000	670,000
Colorado - 0.1%(1)
Colorado Health Facilities Authority
(Obligor: Sisters of Charity of Leavenworth Health System Inc)
Weekly VRDN and Put, 1.920%, 12/01/2045(4)	200,000	200,000

Connecticut - 0.3%(1)
Connecticut State Health & Educational Facilities Authority
(Obligor: The Hotchkiss School)
Weekly VRDN and Put, 1.800%, 07/01/2030(4)	600,000	600,000
Florida - 0.1%(1)
Florida Department of Environmental Protection
Weekly VRDN and Put, 1.850%, 07/01/2027(4)	200,000	200,000
Georgia - 0.5%(1)
DeKalb Private Hospital Authority
(Obligor: Children's Healthcare of Atlanta Obligated Group)
Weekly VRDN and Put, 1.850%, 07/01/2042(4)	500,000	500,000
Private Colleges & Universities Authority
(Obligor: Emory University)
Weekly VRDN and Put, 1.900%, 09/01/2035(4)	200,000	200,000
Private Colleges & Universities Authority
(Obligor: Emory University)
Weekly VRDN and Put, 1.900%, 09/01/2036(4)	200,000	200,000
		900,000
Illinois - 1.8%(1)
Illinois Finance Authority
(Obligor: Advocate Health Care Network Obligated Group)
Weekly VRDN and Put, 1.950%, 11/01/2038(4)	600,000	600,000
Illinois Finance Authority
(Obligor: Advocate Health Care Network Obligated Group)
Weekly VRDN and Put, 1.930%, 11/01/2038(4)	1,050,000	1,050,000
Illinois Finance Authority
(Obligor: The University of Chicago)
Weekly VRDN and Put, 1.870%, 07/01/2038(4)	84,000	84,000
Illinois Health Facilities Authority
(Obligor: NorthShore University HealthSystem)
Weekly VRDN and Put, 1.940%, 08/15/2035(4)	1,500,000	1,500,000
University of Illinois
Weekly VRDN and Put, 1.850%, 10/01/2026(4)	100,000	100,000
		3,334,000
Indiana - 1.0%(1)
Indiana Finance Authority
(Obligor: Ascension Health Credit Group)
Weekly VRDN and Put, 2.000%, 11/15/2036(4)	1,750,000	1,750,000
Iowa - 0.3%(1)
Iowa Finance Authority
(Obligor: Iowa Health System Obligated Group)
Weekly VRDN and Put, 1.920%, 11/15/2041(4)	480,000	480,000
Louisiana - 0.1%(1)
Louisiana Public Facilities Authority
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put, 1.820%, 07/01/2047(4)	130,000	130,000
Maryland - 0.6%(1)
Maryland Economic Development Corp
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.950%, 02/15/2043(4)	500,000	500,000
Maryland Health & Higher Educational Facilities Authority
(Obligor: MedStar Good Samaritan Hospital)
Weekly VRDN and Put, 1.820%, 04/01/2035(4)	600,000	600,000
		1,100,000

Massachusetts - 1.6%(1)
Massachusetts Health & Educational Facilities Authority
(Obligor: Massachusetts Institute of Technology)
Weekly VRDN and Put, 1.700%, 07/01/2031(4)	3,000,000	3,000,000
Michigan - 1.4%(1)
Kent Hospital Finance Authority
(Obligor: Spectrum Health System Obligated Group)
Weekly VRDN and Put, 1.850%, 01/15/2047(4)	400,000	400,000
Michigan State University
Weekly VRDN and Put, 1.930%, 02/15/2034(4)	2,265,000	2,265,000
		2,665,000
Minnesota - 1.4%(1)
City of Minneapolis
(Obligor: Fairview Health Services Obligated Group)
Weekly VRDN and Put, 1.950%, 11/15/2048(4)	1,300,000	1,300,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put, 1.930%, 11/15/2047(4)	1,250,000	1,250,000
		2,550,000
Missouri - 0.4%(1)
University of Missouri
Weekly VRDN and Put, 1.880%, 11/01/2031(4)	800,000	800,000
North Carolina - 1.1%(1)
North Carolina Educational Facilities Finance Agency
(Obligor: Duke University)
Weekly VRDN and Put, 1.800%, 12/01/2021(4)	830,000	830,000
North Carolina Medical Care Commission
(Obligor: FirstHealth of the Carolinas Inc)
Weekly VRDN and Put, 1.930%, 10/01/2028(4)	970,000	970,000
University of North Carolina at Chapel Hill
Weekly VRDN and Put, 1.910%, 02/01/2029(4)	200,000	200,000
		2,000,000
New York - 0.3%(1)
New York City Housing Development Corp
Weekly VRDN and Put, 1.840%, 04/15/2035(4)	200,000	200,000
New York City Housing Development Corp
(Obligor: 201 Pearl LLC)
Weekly VRDN and Put, 1.900%, 10/15/2041(4)	200,000	200,000
Syracuse Industrial Development Agency
(Obligor: Syracuse University)
Weekly VRDN and Put, 1.780%, 12/01/2035(4)	100,000	100,000
		500,000
Ohio - 1.6%(1)
County of Franklin OH
(Obligor: OhioHealth Obligated Group)
Weekly VRDN and Put, 1.950%, 11/15/2033(4)	1,750,000	1,750,000
The Ohio State University
Weekly VRDN and Put, 1.830%, 12/01/2031(4)	100,000	100,000
The Ohio State University
Weekly VRDN and Put, 1.800%, 12/01/2027(4)	1,100,000	1,100,000
		2,950,000

Texas - 6.8%(1)
Red River Education Finance Corp.
(Obligor: Texas Christian University)
Weekly VRDN and Put, 1.920%, 3/1/2030(4)	1,600,000	1,600,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 2.060%, 11/15/2047(4)	1,655,000	1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 1.920%, 11/15/2051(4)	200,000	200,000
The University of Texas System
Weekly VRDN and Put, 1.850%, 08/01/2033(4)	600,000	600,000
The University of Texas System
Weekly VRDN and Put, 1.850%, 07/01/2037(4)	6,550,000	6,550,000
The University of Texas System
Weekly VRDN and Put, 1.850%, 08/01/2034(4)	1,875,000	1,875,000
		12,480,000
Virginia - 3.5%(1)
Albermarle County Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Daily VRDN and Put, 1.950%, 10/01/2048(4)	500,000	500,000
Albermarle County Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put, 1.900%, 10/01/2048(4)	1,000,000	1,000,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.950%, 02/15/2038(4)	565,000	565,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.950%, 02/15/2038(4)	500,000	500,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.840%, 02/15/2038(4)	150,000	150,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.840%, 02/15/2038(4)	2,550,000	2,550,000
Norfolk Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put, 1.950%, 11/01/2034(4)	1,200,000	1,200,000
		6,465,000
Washington - 1.6%(1)
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 1.930%, 10/01/2042(4)	100,000	100,000
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 1.930%, 10/01/2042(4)	200,000	200,000
Washington State Housing Finance Commission
(Obligor: Redmond Ridge Apartments)
Weekly VRDN and Put, 1.850%, 11/01/2047(4)	2,600,000	2,600,000
		2,900,000

Wisconsin - 0.1%(1)
Wisconsin Health & Educational Facilities Authority
(Obligor: Aspirus, Inc. Obligated Group)
Weekly VRDN and Put, 1.840%, 08/15/2021(4)	130,000	130,000

Money Market Funds - 13.0%(1)
First American Government Obligations Fund
2.300%, 12/01/2031(5)	23,707,407	23,707,407

Total Short Term Investments (Cost $71,511,407)		71,511,407

Total Investments - 99.0% (1)
(Cost $181,153,569)		181,153,682
Assets in Excess of Other Liabilities, Net - 1.0%(1)		1,813,894
Total Net Assets - 100.0%(1)		$182,967,576

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser.  As of June 30, 2019, the value of these investments were $108,985,301 or 59.6% of total net assets.

(3)	Capital appreciation bond - The rate shown is the rate in effect through June 30, 2019.
(4)	Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of June 30, 2019.
(5)	Seven-day yield as of June 30, 2019.

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$109,642,275	$-	$109,642,275
Short Term Investments	-	71,511,407	-	71,511,407
Total Investments	$-	$181,153,682	$-	$181,153,682

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2019, the Fund recognized no transfers between levels.

The Fund did not invest in any Level 3 investments during the period.